Current Assets - Inventories	12 Months Ended
Dec. 31, 2022
Current Assets - Inventories [Abstract]
Current assets - inventories

Note 12. Current assets - inventories

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Finished goods - at cost	838,658	490,990	569,740

Accounting policy for inventories

Inventories are recognised at the lower of cost and net realisable value.

Inventories cost is based on weighted average method.